Uncategorized Items	12/31/2010 USD ($)								6/1/2011 - 6/30/2011
[us-gaap_Cash]	315,000
[us-gaap_SharesOutstanding]		5,081,000	401,000
[us-gaap_StockholdersEquity]				(1,024,000)	8,239,000	5,000	1,486,000	(11,577,000)
[us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities]									505,000